Fair Value Measurement (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Fair Value Measurement [Abstract]
Schedule of Aggregate Fair Values of Financial Instruments

The following table provides a roll forward of the aggregate fair values of the Company’s financial instruments described above, for which fair value was determined using Level 3 inputs during the nine months ended September 30, 2024:

	2022 and 2023 Convertible Notes	Whiskey Special Ops Notes	2022 Notes Warrant Liabilities	Whiskey Special Ops Notes Warrant Liabilities	Acquisition Contingency Liabilities
Balance as of January 1, 2024	$36,283,891	$1,452,562	$794,868	$1,512,692	$—
Issuances	—	3,353,850	—	302,020	584,203
Change in Fair Value	(17,801,538)	9,477,340	61,746	(1,796,054)	(457,127)
Balance as of September 30, 2024	$18,482,353	$14,283,752	$856,614	$18,658	$127,076

The following table provides a roll forward of the aggregate fair values of the Company’s financial instruments described above, for which fair value is determined using Level 3 inputs:

	2022 and 2023 Convertible Notes	Whiskey Special Ops Notes	2022 Notes Warrant Liabilities	Whiskey Special Ops Notes Warrant Liabilities
Balance as of January 1, 2022	$8,041,000	$—	$433,000	$—
Issuances	5,577,125	1,353,473	12,874	1,621,527
Change in Fair Value	22,665,765	99,089	348,994	(108,835)
Balance as of December 31, 2023	36,283,890	1,452,562	794,868	1,512,692
Issuances	—	3,353,850	—	302,020
Change in Fair Value	(21,005,722)	6,977,656	1,078,132	(1,814,712)
Converted to Equity	$(15,278,168)	$(11,784,068)	$(1,873,000)	$—
Balance as of December 31, 2024	$—	$—	$—	$—

Schedule of Fair Value Hierarchy of the Valuation	The following table presents information about the Company’s financial liabilities that were previously measured at fair value on a recurring basis and indicates the fair value hierarchy of the valuation as of December 31, 2023 under Level 3.
	Fair Value Measurement as of
	December 31, 2024	December 31, 2023
2022 and 2023 Convertible Notes	$—	$36,283,891
Whiskey Special Ops 2023 Notes	—	1,452,562
Warrant Liabilities 2022 and 2023 Convertible Notes	—	794,868
Warrant Liabilities Whiskey Special Ops	—	1,512,692
Total Liabilities at Fair Value	$—	$40,044,013

Schedule of Unobservable Inputs	significant unobservable inputs that were included in the valuation of the 2022 and 2023 Convertible Notes as of December 31, 2023 include:
	December 31, 2023
Significant Unobservable Input	Input Range	Weighted Average
Discount Rate	48.5%	48.5%
Expected Term (in years)	0.122 – 1.081	0.122 – 1.081
Probability Scenarios
IPO	70%
deSPAC	0%
Default/Dissolution/Forced Liquidation	20%
Held to Maturity	10%
	December 31, 2023
Significant Unobservable Input	Input Range	Weighted Average
Discount Rate	54%	91.3%
Expected Term (in years)	0.125 – 0.667	0.125 – 0.667
Probability Scenarios
IPO	70%
deSPAC	0%
Default/Dissolution/Forced Liquidation	20%
Held to Maturity	10%
	December 31, 2023
Significant Unobservable Input	Input Range	Weighted Average
Expected Term (in years)	0.122 – 1.081
Volatility	70%	70%
Risk-free Rate	74%	74%
Probability scenarios
IPO	70%
deSPAC	0%
Default/Dissolution/Liquidation	20%
Held to Maturity	10%
	December 31, 2023
Significant Unobservable Input	Input Range	Weighted Average
Expected Term (in years)	0.125 – 4.667
Volatility	70%	70%
Risk-free Rate	3.87%	3.87%
Probability scenarios
IPO	70%
deSPAC	0%
Default/Dissolution/Liquidation	20%
Held to Maturity	10%